EXPENDITURE COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2019
EXPENDITURE COMMITMENTS
Schedule of minimum revenue commitment

As at 30 June 2019	Remaining 2019	2020	2021	2022	Total
Hydrocarbon handling and gathering agreement	6,517	14,449	14,232	6,852	42,050
Crude oil and condensate marketing agreements	1,074	4,706	7,565	4,381	17,726
Gas processing agreement	862	2,020	—	—	2,882
Gas transportation agreements	178	595	—	—	773
Total minimum revenue commitment	8,631	21,770	21,797	11,233	63,431